Consolidated statements of income (loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 1,792,100	SFr 1,222,100	SFr 724,600
Cost of sales	(724,800)	(537,200)	(294,300)
Gross profit	1,067,200	684,900	430,300
Selling, general and administrative expenses	(887,000)	(599,800)	(571,400)
Operating result	180,200	85,100	(141,100)
Financial income	11,500	5,700	0
Financial expenses	(11,300)	(6,400)	(3,600)
Foreign exchange result	(111,400)	(6,500)	(14,900)
Income / (loss) before taxes	69,100	77,900	(159,600)
Income tax expense (benefit)	10,500	(20,200)	(10,600)
Net income / (loss)	79,600	57,700	(170,200)
Class A shares
Consolidated Statements Of Income (Loss) [Line Items]
Net income / (loss)	SFr 70,900	SFr 51,400	SFr (156,000)
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.25	SFr 0.18	SFr (0.59)
Diluted EPS (CHF) (in CHF per share)	SFr 0.25	SFr 0.18	SFr (0.59)
Class B
Consolidated Statements Of Income (Loss) [Line Items]
Net income / (loss)	SFr 8,600	SFr 6,300	SFr (14,200)
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.02	SFr 0.02	SFr (0.06)
Diluted EPS (CHF) (in CHF per share)	SFr 0.02	SFr 0.02	SFr (0.06)